Schedule H, Line 4(i)	12 Months Ended
Dec. 31, 2025
EBP 16-0733425 003 [Member]
Notes to Financial Statements
Schedule Of Assets [Text Block]

SENECA FOODS CORPORATION EMPLOYEES’ SAVINGS PLAN

EIN: 16-0733425 PLAN NUMBER: 003

SCHEDULE H, LINE 4i – SCHEDULE OF ASSETS (HELD AT END OF YEAR)

DECEMBER 31, 2025

		(c)		(e)
(a)	(b)	Description of	(d)	Current
	Identity of issuer, borrower, lessor, or similar party	investment	Cost	value
	Allspring Real Return Administrator	Mutual fund	(2)	$1,832,002
	Allspring Special Mid Cap Value Fund - Class A	Mutual fund	(2)	1,123,652
	American Beacon Small Cap Value Fund Class A	Mutual fund	(2)	1,353,553
	American Funds American Balanced Fund	Mutual fund	(2)	2,206,491
	Baird Funds, Inc. - Baird Aggregate Bond Fund	Mutual fund	(2)	986,224
	Dodge & Cox International Stock Fund	Mutual fund	(2)	1,321,423
	Dodge & Cox Funds - Dodge & Cox Stock Fund	Mutual fund	(2)	3,820,181
(1)	Empower T. Rowe Price Mid Cap	Mutual fund	(2)	1,682,417
	Fidelity 500 Index Fund	Mutual fund	(2)	14,460,452
	Fidelity Advisor Total Bond	Mutual fund	(2)	837,044
	Fidelity Freedom Index 2010 Fund	Mutual fund	(2)	249
	Fidelity Freedom Index 2020 Fund	Mutual fund	(2)	264,431
	Fidelity Freedom Index 2025 Fund	Mutual fund	(2)	1,020,911
	Fidelity Freedom Index 2030 Fund	Mutual fund	(2)	934,996
	Fidelity Freedom Index 2035 Fund	Mutual fund	(2)	1,663,141
	Fidelity Freedom Index 2040 Fund	Mutual fund	(2)	16,276,855
	Fidelity Freedom Index 2045 Fund	Mutual fund	(2)	11,859,038
	Fidelity Freedom Index 2050 Fund	Mutual fund	(2)	10,170,205
	Fidelity Freedom Index 2055 Fund	Mutual fund	(2)	7,721,036
	Fidelity Freedom Index 2060 Fund	Mutual fund	(2)	6,736,924
	Fidelity Freedom Index 2065 Fund	Mutual fund	(2)	2,300,128
	Fidelity Freedom Index Income Fund	Mutual fund	(2)	487,899
	Fidelity Concord Street Trust - Fidelity International Index Fund	Mutual fund	(2)	3,025,250
	Fidelity International Capital Appreciation K6 Fund	Mutual fund	(2)	759,435
	Fidelity Mid Cap Index Fund	Mutual fund	(2)	2,686,386
	Fidelity Small Cap Growth Fund K6	Mutual fund	(2)	2,120,320
	Fidelity Small Cap Index Fund	Mutual fund	(2)	2,387,208
	Fidelity U.S. Bond Index Fund	Mutual fund	(2)	1,289,221
(1)	Empower Life & Annuity Insurance Company of New York - Key Guaranteed Portfolio Fund	Fixed annuities	(2)	5,720,023
	J.P Morgan Investment Mgmt, Large Cap Growth Fund	Variable annuities	(2)	5,852,117
(1)	Cota Street Managed Blend Accumulation	Collective investement trusts	(2)	30,988,105
(1)	Cota Street Managed Blend Decumulation	Collective investement trusts	(2)	45,844,791
(1)	Cota Street Managed Equity Accumulation	Collective investement trusts	(2)	9,170,900
(1)	Cota Street Managed Equity Decumulation	Collective investement trusts	(2)	7,544,182
(1)	Cota Street Managed Fixed Income Accumulation	Collective investement trusts	(2)	10,637,252
(1)	Cota Street Managed Fixed Income Decumulation	Collective investement trusts	(2)	18,830,790
(1)	Seneca Foods Unitized Stock Fund	Employer Stock	(2)	54,379,151
(1)	Participant Loans	Interest rate 4.25% - 9.50%	(2)	4,060,085
				$294,354,468

(1) Indicates a party-in-interest.

(2) Participant directed investment; cost not required to be reported.